SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Details 4) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Investments in affiliates
Impairment charges on investments	$ 0	$ 1,100,000	$ 0
Impairment of long-lived assets
Impairment charges for property, plant and equipment	3,664,556	0	0
Revenue arrangements
Revenue recognized using the full accrue method	210,980,356
Revenue recognized using the percentage of completion method	81,043,786
Inventories relating to unrecognized revenue	8,200,000	18,400,000	23,200,000
Shipping and handling costs
Shipping and handling costs relating to sales	33,937,727	41,902,327	31,785,077
Research and development
Research and development expenses	11,684,993	12,998,122	19,838,547
Advertising expenses
Advertising expenses	4,669,237	11,874,452	11,194,027
Minimum
Revenue arrangements
Construction period	6 months
Maximum
Revenue arrangements
Construction period	1 year
Toll manufacturing arrangements
Revenue arrangements
Finished goods sold	13,952,550	7,911,733	24,709,792
Buy-and-sell arrangements
Revenue arrangements
Cost of raw materials purchased	0	0	21,463,337
Finished goods sold	$ 0	$ 0	$ 43,883,871